DERIVATIVE INSTRUMENTS (Narrative) (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2017	Dec. 31, 2016	Dec. 31, 2015
Derivative Instruments and Hedging Activities Disclosure [Abstract]
Net losses recognized from currency transactions	$ (1,801)	$ 286	$ 1,200
Unrealized gain (loss) on forward contracts, net	159	(61)	(45)
Outstanding hedge transactions	14,994	13,302
Non-designated hedge transactions	24,593	14,969
Gain (loss) on derivative instruments reclassified from OCI to operating expenses	(796)	(242)	$ 1,407
Changes in fair value of derivatives not designated as hedging instrument	$ (141)	$ 89